Basic and Diluted Loss per Share	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basic and Diluted Loss per Share

17.	Basic and Diluted Loss per Share

Basic and diluted loss per share is calculated by dividing the net loss of $2,357,257 for the six months ended December 31, 2024 (2023 – $2,317,843) by the weighted-average number of common shares outstanding of 30,612,210 during the period (2023 – 19,384,510). For the six months ended December 31, 2024, the basic and diluted loss per share was $0.08 (2023 –$0.12).